SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Schedule of Significant Accounting Policies [Line Items]
Restricted Cash		$ 1,640	$ 3,767
Short term investments in a financial product managed by a bank in PRC	33,156	289,266		¥ 230,000	¥ 1,888,150
Investment income	1,241	1,435	65
Impairment of long-lived assets	452	4,185	0
Impairment of intangible assets	$ (3,736)		0
Period from the last date when players log onto the game before the period end	90 days
Marketing and advertising costs	$ 8,265	7,706	11,293
Other income, cash subsidies from PRC government	128	2,535	852
Employee benefit expenses	9,167	10,601	7,274
Profit appropriation to statutory reserve	$ 8,468	$ 1,572	$ 941
Exchange rates	6.9370	6.4936		6.9370	6.4936
Average exchange rates	6.6377	6.2272	6.1429
Cost of Revenues [Member]
Schedule of Significant Accounting Policies [Line Items]
Impairment of long-lived assets	$ 935	$ 2,214	$ 0
China Foreign Investment Enterprises Laws [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage of reserve fund to registered capital when appropriation not required	50.00%
China Company Laws [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage of reserve fund to registered capital when appropriation not required	50.00%
Maximum [Member]
Schedule of Significant Accounting Policies [Line Items]
Other short-term highly liquid investments placed with banks, original maturities	1 year
Term deposits placed with banks, original maturities	1 year
Short-term investments, original maturities	1 year
Software post contract customer support period	1 year
Minimum [Member]
Schedule of Significant Accounting Policies [Line Items]
Other short-term highly liquid investments placed with banks, original maturities	3 months
Term deposits placed with banks, original maturities	3 months
Software post contract customer support period	6 months
Minimum [Member] | China Foreign Investment Enterprises Laws [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage of after-tax profit to be allocated to general reserve fund (statutory surplus fund) under PRC Law	10.00%
Minimum [Member] | China Company Laws [Member]
Schedule of Significant Accounting Policies [Line Items]
Percentage of after-tax profit to be allocated to general reserve fund (statutory surplus fund) under PRC Law	10.00%